COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 31, 2020
Comprehensive Income Net Of Tax [Abstract]
COMPREHENSIVE INCOME (LOSS)

NOTE 4-COMPREHENSIVE INCOME (LOSS)

Total Comprehensive Income (Loss) for the years ended December 31, 2020, 2019 and 2018 consisted of the following:

	Years ended December 31,
	2020	2019	2018
	(in thousands)
Net income (loss)	$(23,676)	$(3,913)	$4,820
Other comprehensive income (loss)
Net change in foreign currency translation	1,560	529	(839)
Total comprehensive income (loss)	$(22,116)	$(3,384)	$3,981